Cover	Sep. 05, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 05, 2025
Entity File Number	001-41450
Entity Registrant Name	Next Technology Holding Inc.
Entity Central Index Key	0001784970
Entity Tax Identification Number	84-4948289
Entity Incorporation, State or Country Code	WY
Entity Address, Address Line One	Room 519, 05/F Block T3
Entity Address, Address Line Two	Qianhai Premier Finance Centre Unit 2
Entity Address, Address Line Three	Guiwan Area, Nanshan District
Entity Address, City or Town	Shenzhen
Entity Address, Country	CN
Entity Address, Postal Zip Code	518000
City Area Code	+44
Local Phone Number	7421477289
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false